Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2026
Trade and other receivables [abstract]
Schedule of Other Receivables

	September 30, 2026	December 31, 2025
	$	$
VAT/GST receivables	312,718	540,708
Prepayments	469,588	427,288
Deposits	523,213	496,154
Trade debtors	177,561	430,470
Other receivables	88,852	133,647
Total trade and other receivables	1,571,932	2,028,267